CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at beginning of the year at Dec. 31, 2016	¥ 4,116				¥ 146,100		¥ (13,658,321)				¥ (13,508,105)
Balance at beginning of the year (in shares) at Dec. 31, 2016 | shares	60,000,000	60,000,000
Net loss for the year							(1,227,893)		¥ (167)		(1,228,060)
Other comprehensive income/loss					(133,767)						(133,767)
Share-based compensation			¥ 298,963								298,963
Acquisition of subsidiaries									91,623		91,623
Acquisition of non-controlling interests									(90,778)		(90,778)
Issuance of Class A ordinary shares in connection with initial public offering (Note 20)	¥ 3,283		3,117,078								3,120,361
Issuance of Class A ordinary shares in connection with initial public offering (Note 20) (shares) | shares	49,750,000	49,750,000
Exercise of share options and vesting of restricted shares (Note 20)	¥ 48										48
Exercise of share options and vesting of restricted shares (Note 20) (shares) | shares	730,000	730,000
Conversion of redeemable convertible preferred shares	¥ 17,339		15,824,871								15,842,210
Conversion of redeemable convertible preferred shares (shares) | shares	264,034,399	264,034,399
Balance at end of the year at Dec. 31, 2017	¥ 24,786		19,240,912		12,333		(14,886,214)		678		4,392,495
Balance at end of the year (in shares) at Dec. 31, 2017 | shares	374,514,399	374,514,399
Cumulative effect of accounting change							(25,054)				(25,054)
Net loss for the year							(507,988)		(403)		(508,391)
Other comprehensive income/loss					111,590						111,590
Share-based compensation			109,107								109,107
Contributions from non-controlling interest shareholders									2,446		2,446
Acquisition of non-controlling interests			(167)						(678)		(845)
Newly deposited and issued to depository bank-Citibank, N.A. ("Citi") (in shares) | shares	18,000,000	18,000,000
Settlement of exercised share options and vested restricted shares with shares held by Citi (Note 20) | shares	(12,903,413)	(12,903,413)
Exercise of share options and vesting of restricted shares (Note 20)	¥ 1,202		57,608								58,810
Exercise of share options and vesting of restricted shares (Note 20) (shares) | shares	12,903,413	12,903,413
Balance at end of the year at Dec. 31, 2018	¥ 25,988		19,407,460		123,923		(15,419,256)		2,043		4,140,158
Balance at end of the year (in shares) at Dec. 31, 2018 | shares	392,514,399	392,514,399
Net loss for the year							(202,416)		(16,652)		(219,068)	$ (31,467)
Other comprehensive income/loss					39,273						39,273
Share-based compensation			98,504								98,504
Purchase of capped calls			(159,138)								(159,138)
Contributions from non-controlling interest shareholders									8,318		8,318
Acquisition of non-controlling interests									663		663
Settlement of exercised share options and vested restricted shares with shares held by Citi (Note 20) | shares	(2,056,804)	(2,056,804)
Exercise of share options and vesting of restricted shares (Note 20)			6,574								6,574
Exercise of share options and vesting of restricted shares (Note 20) (shares) | shares	2,056,804	2,056,804
Balance at end of the year at Dec. 31, 2019	¥ 25,988	$ 3,733	¥ 19,353,400	$ 2,779,942	¥ 163,196	$ 23,442	¥ (15,621,672)	$ (2,243,913)	¥ (5,628)	$ (808)	¥ 3,915,284	$ 562,396
Balance at end of the year (in shares) at Dec. 31, 2019 | shares	392,514,399	392,514,399